Janus Henderson Small-Mid Cap Value Fund Investment Risks - Class A C S I N T Shares [Member] - Janus Henderson Small-Mid Cap Value Fund	Jun. 30, 2025
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The value of the Fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, the Fund’s net asset value may fluctuate and it may be more difficult to value or sell the Fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, tariffs, trade disputes, terrorism, war, armed conflicts, including related sanctions, social unrest, natural disasters, and epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.
Small- and Mid-Sized Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small- and Mid-Sized Companies Risk. Investments in securities issued by small- and mid-sized companies, which can include smaller companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.
Issuer Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Concentration Risk. The Fund’s portfolio may be comprised of a relatively small number of issuers in comparison to other funds. As a result, the Fund may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer held by the Fund and may be susceptible to greater losses because of these developments.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the Fund holds participate.
Portfolio Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies and research process employed for the Fund may fail to produce the intended results. Accordingly, the Fund may underperform benchmark indices or other funds with similar investment objectives.
Industry and Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Industry and Sector Risk. Although the Fund does not concentrate its investments in specific industries, it may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector. Companies in the same industry or economic sector may be similarly affected by negative economic or market events, making the Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility. As the Fund’s holdings change over time, the Fund’s exposure to a particular economic sector may fluctuate.
Financial Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Financial Services Sector Risk. To the extent the Fund invests its assets in the financial services sector, the Fund will have exposure to the risks inherent to the financial services sector. Financial services companies may be adversely affected by changes in regulatory framework or interest rates that may negatively affect financial services businesses; exposure of a financial institution to a nondiversified or concentrated loan portfolio; exposure to financial leverage and/or investments or agreements that, under certain circumstances, may lead to losses; and the risk that a market shock or other unexpected market, economic, political, regulatory, or other event, including a banking crisis or financial emergency, might lead to a sudden decline in the values of most or all financial services companies.
REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	REIT Risk. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended, or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.
Initial Public Offering Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Initial Public Offering Risk. The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. There can be no assurance that the Fund will identify favorable IPO investment opportunities.
Foreign Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market. As a result, the Fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. Investments in foreign securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio.
ESG Integration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ESG Integration Risk. There is a risk that considering ESG Factors as part of the Fund’s investment process may fail to produce the intended results or that the Fund may perform differently from funds that have a similar investment style but do not formally incorporate such considerations in their strategy. Information related to ESG Factors provided by issuers and third parties, which portfolio management may utilize, continues to develop and may be incomplete or inaccurate, use different methodologies, or be applied differently across issuers and industries.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The biggest risk is that the Fund’s returns will vary, and you could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.